Consolidated Statements of Comprehensive Income / (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Revenues	$ 119,907	$ 116,520	$ 84,012
Revenues - related party (Note 4)	72,870	54,974	69,938
Total Revenues	192,777	171,494	153,950
Expenses:
Voyage expenses (Note 10)	5,907	5,776	5,114
Voyage expenses - related party (Notes 4, 10)	338	314	554
Vessel operating expenses (Note 10)	48,714	38,284	22,126
Vessel operating expenses - related party (Notes, 4, 10)	13,315	17,039	23,634
General and administrative expenses (Note 4)	6,316	9,477	9,159
Loss / (gain) on sale of vessels to third parties (Note 5)	0	7,073	(1,296)
Depreciation & amortization (Note 5)	57,476	52,208	48,235
Vessels' impairment charge	0	0	43,178
Operating income	60,711	41,323	3,246
Non operating income:
Gain on sale of claim (Note 15)	0	31,356	0
Gain from bargain purchase (Note 3)	0	42,256	0
Total non operating income	0	73,612	0
Other income / (expense):
Interest expense and finance cost	(19,225)	(15,991)	(26,658)
Gain on interest rate swap agreement (Note 8)	0	4	1,448
Other income	2,526	533	775
Total other expense, net	(16,699)	(15,454)	(24,435)
Partnership's net income/ (loss)	44,012	99,481	(21,189)
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
General Partner's interest in Partnership's net income / (loss)	593	1,598	(640)
Common unit holders' interest in Partnership's net income / (loss)	29,377	79,078	(31,358)
Net income / (loss) per: (Note 14)
Common unit Basic	$ 0.31	$ 1.04	$ (0.46)
Weighted-average units outstanding:
Common unit basic	93,353,168	75,645,207	68,256,072
Net income / (loss) per: (Note 14)
Common unit diluted	$ 0.31	$ 1.01	$ (0.46)
Weighted-average units outstanding:
Common units diluted	93,353,168	97,369,136	68,256,072
Comprehensive income / (loss):
Partnership's net income / (loss)	44,012	99,481	(21,189)
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	0	462	10,762
Comprehensive income/ (loss)	$ 44,012	$ 99,943	$ (10,427)